Deferred income tax - Deferred tax Offsettings (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Offsetting of deferred tax assets and deferred tax liabilities
Deferred tax assets	¥ 317,361,000	¥ 792,802,000	¥ 779,395,000
Set-off of deferred tax assets (Liabilities)	(3,556,000)	(24,526,000)	(13,436,000)
Deferred tax assets	313,805,000	768,276,000	765,959,000
Deferred tax liabilities	3,556,000	26,605,000	18,632,000
Deferred tax liabilities		¥ 2,079,000	¥ 5,196,000
Reversal of deferred income tax assets	¥ 454,471,000